LEASES AND SHIP CHARTERS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]	Maturity analysis of operating lease payments:
	2021	2020
	US$’000	US$’000

Year 1	2,081	5,256
Year 2	-	2,081
Total	2,081	7,337